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          FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS FOR THE
             ACCUMULATION OF SHARES OF FIRST INVESTORS GLOBAL FUND, INC.

            FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS FOR
                 INVESTMENT IN FIRST INVESTORS GOVERNMENT FUND, INC.

            FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS FOR
             INVESTMENT IN FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

                          SUPPLEMENT DATED DECEMBER 29, 1997
                         TO PROSPECTUS DATED APRIL 30, 1997,
                               AS AMENDED JUNE 30, 1997



    Effective January 1, 1998, new Plans will no longer be offered for sale by First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc. and First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc. (the "Plans"). This does not affect the rights or obligations of existing Planholders who can continue to make purchases under their Plan accounts. In addition, new Plans will be offered by First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc. only in the states of New York and New Jersey.




FIPP1297